                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [ ]; Amendment No.: _______

     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Camden Partners Holdings, LLC
Address: 500 East Pratt Street
         Suite 1200
         Baltimore, Maryland 21202

Form 13F File Number: 28-12730

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:  David L. Warnock
Title: President
Phone: 410-878-6800

Signature, Place, and Date of Signing:


/s/ David L. Warnock,                   Baltimore, Maryland,   May 14, 2008
-------------------------------------   --------------------   ------------

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:         34
Form 13F Information Table Value Total:   $152,112 (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

          Column 1             Column 2    Column 3 Column 4      Column 5       Column 6  Column 7        Column 8
---------------------------- ------------ --------- -------- --------- -------- ---------- -------- ---- ---------- -----
                               Title of               Value   Shrs or  Sh/ Put/ Investment   Other     Voting Authority
       Name of Issuer            Class      CUSIP   (x$1000)  Prn Amt  Prn Call Discretion Managers Sole   Shared   Other
---------------------------- ------------ --------- -------- --------- -------- ---------- -------- ---- ---------- -----
PHC INC MASS                 CL A         693315103   6,669  2,356,688    SH    DEFINED       N/A         2,356,688
BOWNE & CO INC               COM          103043105   2,695    176,700    SH    DEFINED       N/A           176,700
TIER TECHNOLOGIES INC        CL B         88650Q100   4,806    602,244    SH    DEFINED       N/A           602,244
RAMTRON INTL CORP            COM NEW      751907304   4,552  1,110,320    SH    DEFINED       N/A         1,110,320
EXPONENT INC                 COM          30214U102   3,450    105,063    SH    DEFINED       N/A           105,063
AMERICAN PHYSICIANS SVC GROU COM          028882108   3,869    195,031    SH    DEFINED       N/A           195,031
HAEMONETICS CORP             COM          405024100   2,870     48,178    SH    DEFINED       N/A            48,178
PROVIDENCE SVC CORP          COM          743815102   4,008    133,600    SH    DEFINED       N/A           133,600
REPUBLIC AWYS HLDGS INC      COM          760276105   1,660     76,629    SH    DEFINED       N/A            76,629
LANDEC CORP                  COM          514766104   2,762    327,686    SH    DEFINED       N/A           327,686
ARABIAN AMERN DEV CO         COM          038465100   2,200    321,617    SH    DEFINED       N/A           321,617
TNS INC                      COM          872960109   3,075    148,983    SH    DEFINED       N/A           148,983
NET 1 UEPS TECHNOLOGIES INC  COM NEW      64107N206   2,212     98,100    SH    DEFINED       N/A            98,100
WEATHERFORD INTERNATIONAL LT COM          G95089101   1,475     20,350    SH    DEFINED       N/A            20,350
BIRNER DENTAL MGMT SERVICES  COM NEW      091283200   1,361     68,073    SH    DEFINED       N/A            68,073
MMC ENERGY INC               COM          55312Q208     507    233,421    SH    DEFINED       N/A           233,421
MANATRON INC                 COM          562048108   2,034    170,067    SH    DEFINED       N/A           170,067
CENTRAL SECS CORP            COM          155123102   2,319     94,300    SH    DEFINED       N/A            94,300
MARATHON ACQUISITION CORP    COM          565756103   1,718    222,554    SH    DEFINED       N/A           222,554
NORTH AMERN INS LEADERS INC  COM          65687M104     788    100,000    SH    DEFINED       N/A           100,000
GRANAHAN MCCOURT ACQ CORP    COM          385034103     792    100,000    SH    DEFINED       N/A           100,000
NTR ACQUISTION CO            COM          629415100     486     50,779    SH    DEFINED       N/A            50,779
POWERSHARES QQQ TRUST        UNIT SER 1   73935A104   2,154     49,277    SH    DEFINED       N/A            49,277
SELECT SECTOR SPDR TR        SBI INT-TECH 81369Y803   1,705     76,100    SH    DEFINED       N/A            76,100
SELECT SECTOR SPDR TR        SBI INT-FINL 81369Y605   1,997     80,300    SH    DEFINED       N/A            80,300
HILLTOP HOLDINGS INC         COM          432748101   2,610    250,977    SH    DEFINED       N/A           250,977
WESTMORELAND COAL CO         COM          960878106   1,556    114,400    SH    DEFINED       N/A           114,400
HERCULES TECH GROWTH CAP INC COM          427096508   1,103    101,575    SH    DEFINED       N/A           101,575
INNODATA ISOGEN INC          COM NEW      457642205     727    170,157    SH    DEFINED       N/A           170,157
TELECOMMUNICATION SYS INC    CL A         87929J103     191     60,764    SH    DEFINED       N/A            60,764
NOBEL LEARNING CMNTYS INC    COM          654889104  23,659  1,768,213    SH    DEFINED       N/A         1,768,213

          Column 1             Column 2    Column 3 Column 4      Column 5       Column 6  Column 7        Column 8
---------------------------- ------------ --------- -------- --------- -------- ---------- -------- ---- ---------- -----
                               Title of               Value   Shrs or  Sh/ Put/ Investment   Other     Voting Authority
       Name of Issuer            Class      CUSIP   (x$1000)  Prn Amt  Prn Call Discretion Managers Sole   Shared   Other
---------------------------- ------------ --------- -------- --------- -------- ---------- -------- ---- ---------- -----
ATRICURE INC                 COM          04963C209  13,080  1,026,721    SH    DEFINED       N/A         1,026,721
MASIMO CORP                  COM          574795100  21,707    834,890    SH    DEFINED       N/A           834,890
AMERICAN PUBLIC EDUCATION IN COM          02913V103  25,315    833,540    SH    DEFINED       N/A           833,540